Overview and Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Nov. 01, 2014
Overview and Summary of Significant Accounting Policies.
Number of shares of Hewlett Packard Enterprise common stock for every share of HP Inc. common stock				1
Numbers of Hewlett Packard Enterprise common stock distributed to the HP Inc. stockholders				1,800,000,000
Basis of Presentation
Advertising cost	$ 635	$ 614	$ 710